Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price International Funds, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement [Text Block]	trpifi_SupplementTextBlock
T. Rowe Price International Bond Fund

Supplement to Prospectus and Summary Prospectus Dated May 1, 2018, as supplemented

On July 25, 2018, the T. Rowe Price International Bond Fund’s shareholders approved a proposal to amend the fund’s investment objective. The change will go into effect on August 1, 2018.

Accordingly, effective August 1, 2018, the investment objective on page 1 is revised as follows:

“The fund seeks to provide current income and capital appreciation.”

In addition, the first paragraph under “Principal Investment Strategies” on page 2 is revised as follows:

Normally, the fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in foreign bonds. The fund may invest up to 20% of its total assets in “junk” bonds that have received a below investment-grade rating (i.e., BB or equivalent, or lower) from each of the rating agencies that has assigned a rating to the bond (or, if unrated, deemed by T. Rowe Price to be below investment-grade quality), including those in default or with the lowest rating. If a bond is split-rated (i.e., assigned different ratings by different credit rating agencies), the higher rating will be used. Up to 20% of total assets may be invested in U.S. dollar-denominated bonds.

T. Rowe Price International Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpifi_SupplementTextBlock
T. Rowe Price International Bond Fund

Supplement to Prospectus and Summary Prospectus Dated May 1, 2018, as supplemented

On July 25, 2018, the T. Rowe Price International Bond Fund’s shareholders approved a proposal to amend the fund’s investment objective. The change will go into effect on August 1, 2018.

Accordingly, effective August 1, 2018, the investment objective on page 1 is revised as follows:

“The fund seeks to provide current income and capital appreciation.”

In addition, the first paragraph under “Principal Investment Strategies” on page 2 is revised as follows:

Normally, the fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in foreign bonds. The fund may invest up to 20% of its total assets in “junk” bonds that have received a below investment-grade rating (i.e., BB or equivalent, or lower) from each of the rating agencies that has assigned a rating to the bond (or, if unrated, deemed by T. Rowe Price to be below investment-grade quality), including those in default or with the lowest rating. If a bond is split-rated (i.e., assigned different ratings by different credit rating agencies), the higher rating will be used. Up to 20% of total assets may be invested in U.S. dollar-denominated bonds.